UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Money Market Fund

February 28, 2018

NJS-QTLY-0418
1.814343.113

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 41.3%
	Principal Amount	Value
Alabama - 0.6%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.43% 3/7/18, VRDN (a)(b)	$2,600,000	$2,600,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.18% 3/7/18, VRDN (a)	1,000,000	1,000,000
West Jefferson Indl. Dev. Series 2008, 1.18% 3/7/18, VRDN (a)	1,700,000	1,700,000
		5,300,000
Arkansas - 1.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.36% 3/7/18, VRDN (a)(b)	800,000	800,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.3% 3/7/18, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	7,800,000	7,800,000
		8,600,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.3% 3/7/18, VRDN (a)(b)	500,000	500,000
Delaware, New Jersey - 2.1%
Delaware River & Bay Auth. Rev. Series 2008, 1.1% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	18,800,000	18,800,000
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 1.3% 3/7/18, VRDN (a)(b)	450,000	450,000
Series 2003 B, 1.26% 3/7/18, VRDN (a)(b)	750,000	750,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.24% 3/7/18, VRDN (a)	1,200,000	1,200,000
Series I, 1.24% 3/7/18, VRDN (a)	300,000	300,000
		2,700,000
Iowa - 0.5%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.14% 3/7/18, VRDN (a)(b)	4,400,000	4,400,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.4% 3/7/18, VRDN (a)	500,000	500,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.43% 3/7/18, VRDN (a)(b)	1,400,000	1,400,000
New Jersey - 23.7%
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 1.05% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	19,700,000	19,700,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 1.12% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Rev.:
(Bayshore Health Ctr. Proj.) Series 1998 A, 1.1% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)	8,645,000	8,645,000
(Cooper Health Sys. Proj.) Series 2008 A, 1.07% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	15,500,000	15,500,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 1.1% 3/7/18, LOC Bank of America NA, VRDN (a)	28,580,000	28,580,000
Series 2008 C, 1.1% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)	15,375,000	15,375,000
(Meridian Health Sys. Proj.) Series 2003 A, 1.1% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)	25,750,000	25,750,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 1.07% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	4,685,000	4,685,000
(Virtua Health Proj.):
Series 2009 D, 1.05% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	9,600,000	9,600,000
Series 2009 E, 1.15% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	3,300,000	3,300,000
Series 2014 B, 1.05% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	8,150,000	8,150,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 1.16% 3/7/18, LOC Bank of America NA, VRDN (a)(b)	43,645,000	43,645,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 1.09% 3/7/18, LOC Freddie Mac, VRDN (a)	4,000,000	4,000,000
		211,830,000
Pennsylvania, New Jersey - 6.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 1.07% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	4,100,000	4,100,000
Series 2010 B, 1.07% 3/7/18, LOC Barclays Bank PLC, VRDN (a)	57,715,000	57,715,000
		61,815,000
New York And New Jersey - 5.2%
Port Auth. of New York & New Jersey:
Series 1991 1, 1.17% 3/30/18, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 3, 1.17% 3/30/18, VRDN (a)(b)(c)	9,800,000	9,800,000
Series 1992 1, 1.14% 3/30/18, VRDN (a)(c)	6,800,000	6,800,000
Series 1995 3, 1.17% 3/30/18, VRDN (a)(b)(c)	9,400,000	9,400,000
Series 1995 4, 1.17% 3/30/18, VRDN (a)(b)(c)	10,500,000	10,500,000
Series 1997 1, 1.14% 3/30/18, VRDN (a)(c)	1,500,000	1,500,000
		46,800,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.36% 3/7/18, VRDN (a)(b)	1,000,000	1,000,000
Texas - 0.1%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.25% 3/7/18 (Total SA Guaranteed), VRDN (a)(b)	500,000	500,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.22% 3/7/18, VRDN (a)(b)	2,200,000	2,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.32% 3/7/18, VRDN (a)(b)	1,300,000	1,300,000
		3,500,000
Wyoming - 0.2%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 1.3% 3/7/18, VRDN (a)(b)	1,650,000	1,650,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $369,295,000)		369,295,000

Tender Option Bond - 23.3%
New Jersey - 16.3%
Essex County Impt. Auth. Proj. Rev. Bonds Series Clipper 09 49, SIFMA Municipal Swap Index + 0.050% 1.14%, tender 3/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	13,230,000	13,230,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 1.13% 3/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,275,000	4,275,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN:
Series Floaters E102, 1.12% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	28,900,000	28,900,000
Series Floaters XF 25 25, 1.12% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,700,000	8,700,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 1.12% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,000,000	6,000,000
Series Floaters XL 00 52, 1.12% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,400,000	8,400,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0099, 1.11% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,335,000	4,335,000
Series 15 XF0149, 1.12% 3/7/18 (Liquidity Facility Bank of America NA) (a)(d)	2,670,000	2,670,000
New Jersey Edl. Facility Participating VRDN Series Floaters XF 06 01, 1.1% 3/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	6,200,000	6,200,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 1.12% 3/7/18 (Liquidity Facility Bank of America NA) (a)(d)	2,015,000	2,015,000
New Jersey Gen. Oblig. Participating VRDN:
Series Floaters E 103, 1.12% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	12,200,000	12,200,000
Series Floaters E 117, 1.16% 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	9,000,000	9,000,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.26% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	17,325,000	17,325,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XF 23 70, 1.12% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,245,000	7,245,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 1.09% 3/7/18 (Liquidity Facility Citibank NA) (a)(d)	1,900,000	1,900,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 1.16% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	13,140,000	13,140,000
		145,535,000
New York And New Jersey - 7.0%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 1.17% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,675,000	1,675,000
Series 16 XF0398, 1.17% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	22,610,000	22,610,000
Series 16 XF0401, 1.17% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	7,510,000	7,510,000
Series 16 XF0407, 1.17% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,170,000	6,170,000
Series 16 XM0211, 1.17% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,000,000	6,000,000
Series 16 ZF0367, 1.17% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	7,155,000	7,155,000
Series 16 ZM0160, 1.14% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	3,470,000	3,470,000
Series Floaters XF 24 88, 1.14% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	800,000	800,000
Series Floaters YX 10 34, 1.17% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	780,000	780,000
Series ROC 14086, 1.15% 3/7/18 (Liquidity Facility Citibank NA) (a)(b)(d)	2,160,000	2,160,000
Series XG 00 37, 1.12% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	4,400,000	4,400,000
		62,730,000
TOTAL TENDER OPTION BOND
(Cost $208,265,000)		208,265,000

Other Municipal Security - 27.8%
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.32% tender 4/6/18, CP mode	600,000	600,000
Massachusetts - 0.2%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.3% tender 4/6/18 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	2,200,000	2,200,000
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 B, 1.33% tender 3/14/18, CP mode	1,300,000	1,300,000
Series B, 1.45% tender 3/1/18, CP mode	1,200,000	1,200,000
Series 1990 A:
1.3% tender 4/6/18, CP mode (b)	1,000,000	1,000,000
1.3% tender 4/12/18, CP mode (b)	1,000,000	1,000,000
Series A1, 1.35% tender 3/7/18, CP mode (b)	2,300,000	2,300,000
		6,800,000
New Jersey - 23.4%
Aberdeen Township Gen. Oblig. BAN 2.5% 3/9/18	12,564,932	12,568,442
Avalon Borough Gen. Oblig. BAN Series 2018, 2.75% 12/5/18	8,163,195	8,238,006
Beachwood BAN 2% 3/7/18	9,789,000	9,790,352
Bloomfield Township Gen. Oblig. BAN Series 2018, 1.75% 4/12/18	9,500,000	9,503,069
Borough of Woodland Park BAN Series 2017, 2.5% 6/1/18	1,083,870	1,086,886
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2017 A, 2% 4/24/18	345,000	345,447
Camden County BAN Series 2017 A, 3% 10/25/18	9,800,000	9,909,258
Chester Township Gen. Oblig. BAN Series 2017, 2.25% 10/12/18	3,440,000	3,454,516
Delran Township BAN Series 2017, 2.5% 10/29/18	8,700,000	8,772,937
Englewood Gen. Oblig. BAN:
Series 2017 A, 2.25% 8/16/18	800,000	803,452
Series 2017, 2.5% 4/4/18	12,600,000	12,614,723
Fairfield TWP NJ BD NTS. BAN Series 2017, 3% 12/4/18	4,729,631	4,779,985
Fairview Gen. Oblig. BAN Series 2018, 3% 2/1/19	6,978,000	7,062,244
Harrison Township BAN Series 2017, 2.25% 5/31/18	4,225,000	4,235,945
Hoboken Gen. Oblig. BAN Series 2017 A, 3% 3/12/18	2,820,000	2,821,586
Hopatcong Borough Gen. Oblig. BAN Series 2017, 2.25% 7/26/18	4,465,080	4,484,088
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	9,700,000	9,812,264
Lambertville BAN Series 2018 A, 1.75% 4/18/18	4,300,000	4,301,812
Linden BAN Series 2017, 2% 4/6/18	9,730,565	9,737,571
Medford Township Gen. Oblig. BAN Series 2017 A, 2.25% 9/25/18	4,421,742	4,450,900
Montclair Township Gen. Oblig. BAN Series 2017, 2.5% 11/2/18	10,100,000	10,188,765
Mount Laurel Township Gen. Oblig. BAN Series 2018 A, 3% 3/5/19	8,800,000	8,920,032
New Jersey Edl. Facility Bonds 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	3,165,000	3,202,487
North Brunswick Township Gen. Oblig. BAN Series 2017 A, 2% 7/25/18	1,750,000	1,752,342
North Caldwell Gen. Oblig. BAN Series 2017, 2.25% 10/24/18	5,312,470	5,349,273
North Wildwood Gen. Oblig. BAN Series 2017, 2.25% 8/23/18	12,475,000	12,541,810
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	9,900,000	9,988,848
Old Bridge Township Gen. Oblig. BAN Series 2017, 1.5% 4/11/18	2,600,000	2,600,934
Passaic County Gen. Oblig. BAN Series A, 2.5% 12/6/18	9,800,000	9,881,491
Point Pleasant Beach Gen. Oblig. BAN Series 2017, 2.25% 8/3/18	6,800,000	6,827,653
Springfield Township Gen. Oblig. BAN 2.25% 8/3/18	3,700,000	3,717,867
Union County Gen. Oblig. BAN Series 2017, 2.25% 6/22/18	350,000	351,173
West Caldwell Township BAN Series 2017, 3% 12/14/18	4,900,000	4,954,399
		209,050,557
New York And New Jersey - 3.0%
Port Auth. of New York & New Jersey:
Bonds Series 2016, 5% 10/1/18 (b)	2,000,000	2,043,507
Series A:
1.18% 4/11/18, CP (b)	7,320,000	7,320,000
1.29% 3/1/18, CP (b)	2,000,000	2,000,000
1.36% 8/16/18, CP (b)	4,000,000	4,000,000
1.39% 8/30/18, CP (b)	5,695,000	5,695,000
1.39% 9/7/18, CP (b)	6,100,000	6,100,000
		27,158,507
Virginia - 0.2%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.27% tender 3/20/18, CP mode (b)	1,400,000	1,400,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.3% tender 3/28/18, CP mode (b)	1,100,000	1,100,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $248,309,064)		248,309,064
	Shares	Value

Investment Company - 8.4%
Fidelity Municipal Cash Central Fund, 1.18% (f)(g)
(Cost $75,022,725)	75,021,067	75,022,725
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $900,891,789)		900,891,789
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(7,051,876)
NET ASSETS - 100%		$893,839,913

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $46,800,000 or 5.2% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 1, 1.17% 3/30/18, VRDN	6/18/91	$8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 1.17% 3/30/18, VRDN	12/3/03	$9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 1.14% 3/30/18, VRDN	2/14/92	$6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 1.17% 3/30/18, VRDN	9/15/95	$9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 1.17% 3/30/18, VRDN	8/9/02	$10,500,000
Port Auth. of New York & New Jersey Series 1997 1, 1.14% 3/30/18, VRDN	1/27/16	$1,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$232,064
Total	$232,064

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Money Market Fund

February 28, 2018

CTM-QTLY-0418
1.814096.113

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 47.6%
	Principal Amount	Value
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.43% 3/7/18, VRDN (a)(b)	$1,900,000	$1,900,000
Arkansas - 0.5%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.36% 3/7/18, VRDN (a)(b)	2,800,000	2,800,000
Connecticut - 45.8%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 1.14% 3/7/18, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 1.27% 3/7/18, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 1.22% 3/7/18, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2016 C, 1.22% 3/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	24,440,000	24,440,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 1.17% 3/7/18, LOC Bank of America NA, VRDN (a)	14,665,000	14,665,000
(Greenwich Hosp. Proj.) Series C, 1.15% 3/7/18, LOC Bank of America NA, VRDN (a)	4,035,000	4,035,000
(Hamden Hall Country Day School Proj.) Series A, 1.19% 3/7/18, LOC RBS Citizens NA, VRDN (a)	15,220,000	15,220,000
(Taft School Issue Proj.) Series E, 1.1% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	11,800,000	11,800,000
(Trinity College Proj.) Series L, 1.1% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)	8,450,000	8,450,000
(Wesleyan Univ. Proj.) Series H, 1.08% 3/7/18, VRDN (a)	6,105,000	6,105,000
Series 2007 D, 1.17% 3/7/18, LOC Bank of America NA, VRDN (a)	9,345,000	9,345,000
Series 2011 A, 1.12% 3/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,855,000	1,855,000
Series 2011 B, 1.17% 3/7/18, LOC Bank of America NA, VRDN (a)	30,000,000	30,000,000
Series 2013 H, 1.15% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	18,305,000	18,305,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.):
Series 2008, 1.07% 3/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	11,435,000	11,435,000
Series 2010, 1.12% 3/7/18, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,500,000	3,500,000
(Hsg. Mtg. Fin. Proj.) Series 2012 D3, 1.25% 3/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	25,655,000	25,655,000
Series 2008 E, 1.18% 3/7/18 (Liquidity Facility Bank of America NA), VRDN (a)(b)	4,800,000	4,800,000
Series D 3, 1.14% 3/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	11,300,000	11,300,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 1.07% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	26,840,000	26,840,000
FNMA Stamford Hsg. Auth. Multi-family Rev. 1.15% 3/7/18, LOC Fannie Mae, VRDN (a)(b)	31,680,000	31,679,998
		280,024,998
Indiana - 0.3%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.26% 3/7/18, VRDN (a)(b)	2,000,000	2,000,000
Nebraska - 0.2%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.43% 3/7/18, VRDN (a)(b)	1,100,000	1,100,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.36% 3/7/18, VRDN (a)(b)	300,000	300,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.22% 3/7/18, VRDN (a)(b)	1,900,000	1,900,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.32% 3/7/18, VRDN (a)(b)	800,000	800,000
		2,700,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $290,824,998)		290,824,998

Tender Option Bond - 18.9%
Connecticut - 18.0%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 1.19% 3/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,000,000	8,000,000
Series 15 YX1002, 1.15% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,275,000	3,275,000
Series 2017, 1.15% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,575,000	5,575,000
Series Floaters 014, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	24,900,000	24,900,000
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.15% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	5,100,000	5,100,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 ZF0378, 1.13% 3/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,750,000	3,750,000
Series Floaters XM 04 49, 1.11% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,225,000	2,225,000
Series RBC 2016 XM0133, 1.12% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,225,000	2,225,000
Series RBC 2016 ZM0134, 1.12% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,910,000	7,910,000
Series ROC II R 11854, 1.17% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	15,210,000	15,210,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 1.16% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,010,000	7,010,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 1.15% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,000,000	9,000,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 1.17% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	16,000,000	15,999,985
		110,179,985
Illinois - 0.5%
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.34% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,100,000	3,100,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.26% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	400,000	400,000
Ohio - 0.2%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	495,000	495,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400,000	400,000
		895,000
Pennsylvania - 0.1%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	700,000	700,000
TOTAL TENDER OPTION BOND
(Cost $115,274,985)		115,274,985

Other Municipal Security - 29.1%
Connecticut - 27.8%
Bethel Gen. Oblig. BAN Series 2017, 2% 6/15/18	7,350,000	7,368,009
Brookfield Gen. Oblig. BAN Series A, 2.25% 11/15/18	7,000,000	7,049,011
Colchester Gen. Oblig. BAN Series 2018, 2.5% 10/17/18	6,600,000	6,641,619
Connecticut Gen. Oblig.:
BAN Series 2017 A, 5% 9/14/18	20,100,000	20,477,154
Bonds:
Series 2014 C, 5% 6/15/18	6,850,000	6,917,238
Series 2014 H, 5% 11/15/18	1,100,000	1,127,744
Series 2017 A, 4% 4/15/18	2,975,000	2,984,630
Series 2017 B, 3% 4/15/18	545,000	546,107
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(William W Backus Hosp. Proj.) Series 2008, 5.25% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,000,000	1,013,394
(William W Backus Hosp., Ct Proj.) Series 2008, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	2,000,000	2,024,584
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	3,360,000	3,403,530
(Yale Univ. Proj.) Series 2010 A, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,500,000	1,518,551
Series 2015 A, 1.375%, tender 7/11/18 (a)	11,765,000	11,772,502
Series S1, 1.12% tender 4/3/18, CP mode	6,300,000	6,300,000
Series S2:
1.12% tender 3/1/18, CP mode	6,400,000	6,400,000
1.14% tender 4/2/18, CP mode	1,835,000	1,835,000
Connecticut Hsg. Fin. Auth. Bonds:
(Ct Gen. Hsg. 9/27/72 Proj.) Series 2014 D-2, 1.3% 5/15/18 (b)	1,000,000	1,000,000
Series 2017 F, 1.3%, tender 11/15/18 (a)(b)	4,800,000	4,800,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2009A, 5% 12/1/18	1,000,000	1,025,148
Series 2014 A, 4% 9/1/18	3,000,000	3,041,075
Series 2014 B, 4% 9/1/18	1,700,000	1,721,487
Danbury Gen. Oblig. Bonds Series 2009, 5% 7/15/18 (Pre-Refunded to 7/15/18 @ 100)	1,000,000	1,013,933
East Haddam Gen. Oblig. BAN Series 2017, 2.25% 3/8/18	8,300,000	8,301,675
Ledyard Gen. Oblig. BAN Series 2018, 2% 6/13/18	6,400,000	6,411,395
Milford Gen. Oblig. BAN Series 2017, 2.25% 11/5/18	7,200,000	7,253,883
New Milford Gen. Oblig. BAN Series 2017, 1.75% 4/25/18	3,360,000	3,363,521
North Haven Gen. Oblig. BAN Series 2017, 2.25% 11/8/18	10,500,000	10,572,385
Plainville Gen. Oblig. BAN Series 2018, 2% 9/14/18	4,000,000	4,010,718
Rocky Hill Gen. Oblig. BAN Series 2017, 2.25% 8/1/18	4,000,000	4,014,453
Southington Gen. Oblig. BAN Series 2017, 2% 4/30/18	8,000,000	8,012,424
Univ. of Connecticut Gen. Oblig. Bonds (Connecticut Gen. Oblig. proj.) Series 2016 A, 4% 3/15/18	3,000,000	3,003,085
Watertown Gen. Oblig. BAN Series 2018, 2.5% 10/25/18	6,500,000	6,540,743
Windsor Locks Gen. Oblig. BAN 2% 3/22/18	2,335,000	2,336,168
Wolcott Gen. Oblig. BAN Series 2018, 2.5% 11/8/18	6,400,000	6,442,004
		170,243,170
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.32% tender 4/6/18, CP mode	400,000	400,000
New Hampshire - 0.9%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series B, 1.45% tender 3/1/18, CP mode	900,000	900,000
Series 1990 A:
1.3% tender 4/6/18, CP mode (b)	2,200,000	2,200,000
1.3% tender 4/12/18, CP mode (b)	700,000	700,000
Series A1, 1.35% tender 3/7/18, CP mode (b)	1,500,000	1,500,000
		5,300,000
Virginia - 0.2%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.27% tender 3/20/18, CP mode (b)	1,000,000	1,000,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.3% tender 3/28/18, CP mode (b)	700,000	700,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $177,643,170)		177,643,170
	Shares	Value

Investment Company - 2.1%
Fidelity Municipal Cash Central Fund, 1.18% (f)(g)
(Cost $13,207,118)	13,206,415	13,207,118
TOTAL INVESTMENT IN SECURITIES - 97.7%
(Cost $596,950,271)		596,950,271
NET OTHER ASSETS (LIABILITIES) - 2.3%		14,158,744
NET ASSETS - 100%		$611,109,015

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,595,000 or 4.8% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statementsse are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$700,000
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.34% 3/1/18 (Liquidity Facility Barclays Bank PLC)	2/1/18	$3,100,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 2/26/18	$24,900,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$495,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	3/9/17	$400,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$75,333
Total	$75,333

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Jersey AMT Tax-Free Money Market Fund

February 28, 2018

SNJ-QTLY-0418
1.814103.113

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 45.4%
	Principal Amount	Value
Alabama - 0.8%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.18% 3/7/18, VRDN (a)	$2,500,000	$2,500,000
West Jefferson Indl. Dev. Series 2008, 1.18% 3/7/18, VRDN (a)	500,000	500,000
		3,000,000
Alaska - 0.3%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 1.13% 3/7/18, VRDN (a)	1,200,000	1,200,000
Arizona - 0.3%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.17% 3/7/18, VRDN (a)	1,000,000	1,000,000
Connecticut - 0.6%
Connecticut Gen. Oblig. Series 2016 C, 1.22% 3/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	2,100,000	2,100,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 1.25% 3/7/18, VRDN (a)	200,000	200,000
Delaware, New Jersey - 0.2%
Delaware River & Bay Auth. Rev. Series 2008, 1.1% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	900,000	900,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.24% 3/7/18, VRDN (a)	200,000	200,000
Series I, 1.24% 3/7/18, VRDN (a)	100,000	100,000
		300,000
Louisiana - 0.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.4% 3/7/18, VRDN (a)	1,100,000	1,100,000
Series 2010 B1, 1.33% 3/7/18, VRDN (a)	1,850,000	1,850,000
		2,950,000
New Jersey - 29.3%
Gloucester County Ind. Poll. Cont. Fing. Auth. Rev. (ExxonMobil Proj.) Series 2003, 1.04% 3/1/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	5,600,000	5,600,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 1.05% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	12,540,000	12,540,000
New Jersey Econ. Dev. Auth. Rev. (Applewood Estates Proj.) Series 2005 B, 1.06% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	8,935,000	8,935,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 1.1% 3/7/18, LOC Bank of America NA, VRDN (a)	4,125,000	4,125,000
Series 2008 C, 1.1% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)	13,960,000	13,960,000
(Barnabas Health Proj.) Series 2011 B, 1.04% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)	6,760,000	6,760,000
(Meridian Health Sys. Proj.):
Series 2003 A, 1.1% 3/7/18, LOC JPMorgan Chase Bank, VRDN (a)	12,585,000	12,585,000
Series 2006 A5, 1.12% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 1.07% 3/7/18, LOC Wells Fargo Bank NA, VRDN (a)	5,620,000	5,620,000
(Virtua Health Proj.):
Series 2009 D, 1.05% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	4,100,000	4,100,000
Series 2009 E, 1.15% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	11,800,000	11,800,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 1.1% 3/7/18, LOC Bank of America NA, VRDN (a)	14,400,000	14,400,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.) Series 1994, 1.04% 3/1/18 (Exxon Mobil Corp. Guaranteed), VRDN (a)	6,400,000	6,400,000
		108,400,000
Pennsylvania, New Jersey - 9.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 1.07% 3/7/18, LOC TD Banknorth, NA, VRDN (a)	12,605,000	12,605,000
Series 2010 B, 1.07% 3/7/18, LOC Barclays Bank PLC, VRDN (a)	20,970,000	20,970,000
		33,575,000
New York And New Jersey - 3.8%
Port Auth. of New York & New Jersey:
Series 1992 2, 1.14% 3/30/18, VRDN (a)(b)	6,400,000	6,400,000
Series 1997 1, 1.14% 3/30/18, VRDN (a)(b)	4,400,000	4,400,000
Series 1997 2, 1.14% 3/30/18, VRDN (a)(b)	3,100,000	3,100,000
		13,900,000
Wyoming - 0.1%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.25% 3/7/18, VRDN (a)	100,000	100,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.13% 3/7/18, VRDN (a)	100,000	100,000
		200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $167,725,000)		167,725,000

Tender Option Bond - 20.5%
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.19% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	100,000	100,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,200,000	1,200,000
New Jersey - 11.8%
Essex County Impt. Auth. Proj. Rev. Bonds Series Clipper 09 49, SIFMA Municipal Swap Index + 0.050% 1.14%, tender 3/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	2,400,000	2,400,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 1.13% 3/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	600,000	600,000
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN:
Series Floaters E102, 1.12% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,900,000	8,900,000
Series Floaters XF 25 25, 1.12% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,300,000	3,300,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 23 93, 1.12% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500,000	1,500,000
Series Floaters XL 00 52, 1.12% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,225,000	3,225,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0149, 1.12% 3/7/18 (Liquidity Facility Bank of America NA) (a)(c)	2,000,000	2,000,000
New Jersey Edl. Facility Participating VRDN Series Floaters XF 06 01, 1.1% 3/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,230,000	2,230,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 1.12% 3/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,500,000	1,500,000
New Jersey Gen. Oblig. Participating VRDN Series Floaters E 103, 1.12% 3/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	10,200,000	10,200,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.26% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800,000	2,800,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XF 23 70, 1.12% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,425,000	1,425,000
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.15% 3/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,160,000	3,160,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series Floaters ZF 24 78, 1.09% 3/7/18 (Liquidity Facility Citibank NA) (a)(c)	535,000	535,000
		43,775,000
New York And New Jersey - 8.2%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZM0092, 1.12% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000,000	9,000,000
Series 16 XF2211, 1.12% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,800,000	3,800,000
Series Floaters XF 05 65, 1.11% 3/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	800,000	800,000
Series Floaters XM 05 05, 1.12% 3/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	2,800,000	2,800,000
Series Floaters XX 10 68, 1.11% 3/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000,000	4,000,000
Series Floaters ZM 04 10, 1.11% 3/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,755,000	1,755,000
Series MS 3249, 1.12% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	500,000	500,000
Series MS 3264, 1.12% 3/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,650,000	7,650,000
		30,305,000
Ohio - 0.1%
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	200,000	200,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	100,000	100,000
		300,000
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.26%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
TOTAL TENDER OPTION BOND
(Cost $75,880,000)		75,880,000

Other Municipal Security - 23.6%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.19%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,285,000	1,285,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.19%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,095,000	1,095,000
		2,380,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 1.32% tender 4/6/18, CP mode	200,000	200,000
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.25% tender 4/12/18, CP mode	200,000	200,000
Series 1993 A, 1.27% tender 3/1/18, CP mode	1,500,000	1,500,000
		1,700,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 B, 1.33% tender 3/14/18, CP mode	600,000	600,000
Series B, 1.45% tender 3/1/18, CP mode	500,000	500,000
		1,100,000
New Jersey - 21.6%
Aberdeen Township Gen. Oblig. BAN 2.5% 3/9/18	2,700,000	2,700,754
Avalon Borough Gen. Oblig. BAN Series 2018, 2.75% 12/5/18	3,300,000	3,330,242
Beachwood BAN 2% 3/7/18	2,100,000	2,100,290
Berkeley Heights Township BAN Series 2017, 2.25% 10/4/18	2,700,000	2,717,288
Bloomfield Township Gen. Oblig. BAN Series 2018, 1.75% 4/12/18	3,600,000	3,601,163
Brick Township Gen. Oblig. BAN Series 2017, 2.25% 7/19/18	775,000	777,253
Camden County BAN Series 2017 A, 3% 10/25/18	3,400,000	3,437,906
Chester Township Gen. Oblig. BAN Series 2017, 2.25% 10/12/18	3,130,000	3,147,876
Delran Township BAN Series 2017, 2.5% 10/29/18	2,894,000	2,918,262
Englewood Gen. Oblig. BAN:
Series 2017 A, 2.25% 8/16/18	200,000	200,863
Series 2017, 2.5% 4/4/18	3,000,000	3,003,506
Fairfield TWP NJ BD NTS. BAN Series 2017, 3% 12/4/18	1,700,000	1,718,099
Fairview Gen. Oblig. BAN Series 2018, 3% 2/1/19	2,700,000	2,732,596
Hoboken Gen. Oblig. BAN Series 2017 A, 3% 3/12/18	1,675,000	1,675,903
Hopatcong Borough Gen. Oblig. BAN Series 2017, 2.25% 7/26/18	1,300,000	1,305,534
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	3,400,000	3,439,350
Lambertville BAN Series 2018 A, 1.75% 4/18/18	1,680,124	1,680,832
Linden BAN Series 2017, 2% 4/6/18	3,400,000	3,402,448
Medford Township Gen. Oblig. BAN Series 2017 A, 2.25% 9/25/18	1,400,000	1,409,232
Mercer County Gen. Oblig. BAN Series A, 2% 8/28/18	1,750,000	1,756,289
Montclair Township Gen. Oblig. BAN Series 2017, 2.5% 11/2/18	3,400,000	3,429,881
Mount Laurel Township Gen. Oblig. BAN Series 2018 A, 3% 3/5/19	3,600,000	3,649,104
New Jersey Edl. Facility Bonds 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,100,000	1,113,029
North Caldwell Gen. Oblig. BAN Series 2017, 2.25% 10/24/18	1,800,000	1,812,470
North Wildwood Gen. Oblig. BAN Series 2017, 2.25% 8/23/18	3,600,000	3,619,280
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	3,400,000	3,430,513
Old Bridge Township Gen. Oblig. BAN Series 2017, 1.5% 4/11/18	900,000	900,323
Passaic County Gen. Oblig. BAN Series A, 2.5% 12/6/18	3,400,000	3,428,272
Point Pleasant Beach Gen. Oblig. BAN Series 2017, 2.25% 8/3/18	1,911,717	1,919,491
Ridgewood Gen. Oblig. BAN Series 2017, 2.25% 8/17/18	2,930,133	2,945,966
Springfield Township Gen. Oblig. BAN 2.25% 8/3/18	1,000,000	1,004,829
Union County Gen. Oblig. BAN Series 2017, 2.25% 6/22/18	2,325,000	2,332,052
West Caldwell Township BAN Series 2017, 3% 12/14/18	3,400,000	3,437,746
		80,078,642
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Series B:
1.23% 5/17/18, CP	600,000	600,000
1.38% 5/2/18, CP	1,300,000	1,300,000
		1,900,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $87,358,642)		87,358,642
	Shares	Value

Investment Company - 11.1%
Fidelity Tax-Free Cash Central Fund, 1.10%(e)(f)
(Cost $41,207,885)	41,205,943	41,207,885
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $372,171,527)		372,171,527
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,283,088)
NET ASSETS - 100%		$369,888,439

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,600,000 or 4.2% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$200,000
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 2/2/18	$1,200,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.27% 4/11/18 (Liquidity Facility Barclays Bank PLC)	3/9/17	$100,000
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 1.26%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada)	2/2/18	$200,000
Port Auth. of New York & New Jersey Series 1992 2, 1.14% 3/30/18, VRDN	2/14/92	$6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 1.14% 3/30/18, VRDN	8/9/02	$4,400,000
Port Auth. of New York & New Jersey Series 1997 2, 1.14% 3/30/18, VRDN	9/15/97	$3,100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$119,314
Total	$119,314

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2018